CAPITAL STOCK AND EARNINGS PER SHARE (Details) - $ / shares	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Oct. 23, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares authorized per Charter		312,000,000
Common Stock, Shares Authorized		300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		12,000,000
Preferred Stock, Par or Stated Value Per Share		$ 0.0001
Common stock, shares issued	68,300,000	196,391,349	168,007,960
Common stock, shares outstanding	68,300,000	196,391,349	168,007,960
Weighted-average number of shares outstanding
Basic (in shares)	68,279,000	180,722,000	96,716,000
Diluted (in shares)	68,279,000	180,722,000	96,716,000
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents		3,800,000	5,300,000
B G L Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents		1,600,000	1,600,000
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents			6,600,000
Private Placement Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share equivalents		2,300,000	5,100,000